Basis of Presentation and Disclosure	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Basis of Presentation and Disclosure
2)	BASIS OF PRESENTATION AND DISCLOSURE
The consolidated financial statements as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021, were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
Cemex adopted Disclosure of Accounting Policies (Amendments to IAS 1) starting January 1, 2023. The amendments require the disclosure of “material” rather than “significant” accounting policies. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements. See note 28 for Cemex’s material accounting policies.
Presentation currency and definition of terms
The consolidated financial statements and the accompanying notes are presented in Dollars of the United States of America (the “United States”), except when specific reference is made to a different currency. When reference is made to “U.S. Dollar,” “Dollar,” “Dollars” or “$” it means Dollars of the United States. All amounts in the financial statements and the accompanying notes are stated in millions, except when references are made to earnings per share and/or prices per share. When reference is made to “Ps” or “Pesos,” it means Mexican Pesos. When reference is made to “€” or “Euros,” it means the currency in circulation in a significant number of European Union (“EU”) countries. When reference is made to “£” or “Pounds,” it means British Pounds sterling. Previously reported Dollar amounts of prior years are restated when the underlying transactions in other currencies remain unsettled using the closing exchange rates as of the reporting date. Amounts reported in Dollars should not be construed as representations that such amounts represented those Dollars or could be converted into Dollars at the rate indicated.
Amounts disclosed in the notes in connection with outstanding tax and/or legal proceedings (notes 20.4 and 25), which are originated in jurisdictions where currencies are different from the Dollar, are presented in Dollar equivalents as of the closing of the most recent year presented. Consequently, without any change in the original currency, such Dollar amounts will fluctuate over time due to changes in exchange rates.
Discontinued operations (note 4.2)
Cemex reports as discontinued operations the disposal of entire geographical reportable operating segments regardless of size, the sale of a considerable portion of a significant reportable operating segment, as well as the sale of a major line of business.
Statements of income
Cemex includes the line item titled “Operating earnings before other expenses, net” considering that it is a subtotal relevant for the determination of Cemex’s “Operating EBITDA” (Operating earnings before other expenses, net plus depreciation and amortization) as described below in this note. The line item of “Operating earnings before other expenses, net” allows for easy reconciliation of the amount in these financial statements under IFRS to the non-IFRS
measure of Operating EBITDA by adding back depreciation and amortization. The line item “Other expenses, net” consists primarily of revenues and expenses not directly related to Cemex’s main activities or which are of a non-recurring
nature, including impairment losses of long-lived assets,
non-recurring
sales of emission allowances (note 28.13), results on disposal of assets and restructuring costs, among others (note 7). Under current IFRS, the inclusion of certain subtotals such as “Operating earnings before other expenses, net” and the display of the statement of income vary significantly by industry and company according to specific needs.

Although Operating EBITDA is not a measure of operating performance, an alternative to cash flows or a measure of financial position under IFRS, Operating EBITDA is the financial measure used by Cemex’s chief executive officer to review operating performance and profitability, for decision-making purposes and to allocate resources. Moreover, Operating EBITDA is a measure used by Cemex’s creditors to review its ability to internally fund capital expenditures, to review its ability to service or incur debt and to comply with financial covenants under its financing agreements. Cemex presents “Operating EBITDA” in notes 4.3 (selected financial information by reportable segment and line of business) and 17.1 (Financial instruments—Financial covenants). Cemex’s Operating EBITDA may not be comparable to other similarly titled measures of other companies.
Statements of cash flows
The statements of cash flows exclude the following transactions that did not represent sources or uses of cash:
Financing activities:

•	In 2023, 2022 and 2021, the increases in other financing obligations in connection with lease contracts negotiated during the year for $341, $296 and $227, respectively (note 17.2); and
Investing activities:

•
In 2023, 2022 and 2021, in connection with the leases negotiated during the year, the increases in assets for the right-of-use
related to lease contracts for $341, $296 and $227, respectively (note 15.2).

Other newly issued IFRS adopted in the reported periods
IFRS 17,
Insurance contracts
(“IFRS 17”)
Beginning January 1, 2023, IFRS 17 replaced IFRS 4,
Insurance contracts
, which sets forth accounting requirements for all contracts in which an entity (the “Issuer”) accepts significant insurance risks from another entity (the “Policyholder”) by agreeing to compensate the Policyholder if a specified uncertain future event (the insured event) adversely affects the Policyholder. IFRS 17 may apply to any contract in which an entity assumes a risk position similar to an Issuer, to the extent that is not being accounted for under other IFRS, such as warranties or residual value guarantees, covered by IFRS 15,
Revenues from contracts with customers
(“IFRS 15”) and IFRS 16,
Leases
(“IFRS 16”), respectively, among others. IFRS 17 does not apply to acquired insurance policies.
Concurrent with the adoption of IFRS 17, Cemex analyzed its several contracts and concluded that: a) it has not issued insurance policies to third-parties; and b) all obligations and contingent obligations arising from another type of contracts are accounted under the relevant IFRS, such as IFRS 15, IFRS 16, IFRS 9,
Financial Instruments
(“IFRS 9”) or IAS 19,
Employee benefits
(“IAS 19”), as applicable.
Others
In addition, beginning January 1, 2023, Cemex adopted prospectively IFRS amendments that did not result in any material impact on its results of operation or financial position, and which are explained as follows:

Standard	Main topic

Amendments to IAS 8, Definition of Accounting Estimates
The amendment makes a distinction between how an entity should present and disclose different types of accounting changes in its financial statements. Changes in accounting policies must be applied retrospectively, while changes in accounting estimates are accounted for prospectively.

Amendments to IAS 12, Income Taxes – Deferred Tax related to Assets and Liabilities arising from a Single Transaction	The amendment clarifies that companies should account for deferred tax assets and liabilities on transactions such as leases and decommissioning obligations. Cemex has always applied these criteria.

Amendments to IFRS 16, Leases – Lease Liability in a Sale and Leaseback
The amendments mentioned that on initial recognition, the seller-lessee would include variable payments when it measures a lease liability arising from a sale-and-leaseback
transaction. In addition, the amendments established that the seller-lessee could not recognize gains or losses relating to the right of use it retains after initial recognition.